UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

 =======================================

     SEMIANNUAL REPORT
     USAA TAX EXEMPT SHORT-TERM FUND
     SEPTEMBER 30, 2008

 =======================================

================================================================================

================================================================================

FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests  primarily  in  investment-grade   tax-exempt  securities.  The  dollar-
weighted average portfolio maturity for the Fund is three years or less.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         27

   Financial Statements                                                      28

   Notes to Financial Statements                                             31

EXPENSE EXAMPLE                                                              42

ADVISORY AGREEMENT                                                           44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S
MESSAGE

"AT SOME POINT, FUNDAMENTAL
VALUATIONS AND COOLER HEADS                      [PHOTO OF CHRISTOPHER W. CLAUS]
WILL PREVAIL."

--------------------------------------------------------------------------------

OCTOBER 2008

2008 has been a year for the history books -- one of the most volatile and challenging on record. That said, I believe the headlines that compare the current situation to the Great Depression are overly dramatic. Has the U.S. economy entered a recession? I believe so. The question is how long and severe it will be.

As of this writing, companies worldwide are dealing with a liquidity crunch in which they cannot get the financing they need to fund day-to-day operations. With their own stressed balance sheets to consider, banks and financial companies are hesitant to lend, concerned that they might not get their money back. This crisis of confidence, which has little to do with the fundamental value of stocks and bonds, has frozen the credit markets. Government action around the world should bring a thaw, but restoring confidence takes time.

With banks lending mainly to those with high credit scores, the day of reckoning has come for the American consumer. Many people are finding it difficult to get a mortgage, car loan, or new credit card. So they have reined in spending and are cleaning up their own balance sheets. In August, consumer borrowing fell for the first time in more than a decade, according to the Federal Reserve. Although the process is painful, the outcome should be healthy as more Americans begin living within their means and increasing their savings.

What  does  this  have  to  do  with  tax-exempt  bonds?   State  and  municipal
governments' tax revenues tend to decline during recessions, which may force them to cut expenses by reducing services, doing more with less,

================================================================================

2  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

and/or raising taxes. Fortunately, many have sound cost-management structures and are addressing potential budgetary issues. However, because of tight credit conditions, many also are finding it hard to borrow and paying higher interest rates for financing they do obtain.

The benefit to tax-exempt bondholders is a potentially higher yield. Indeed, as I write to you, many high-quality municipal securities are offering even higher yields than Treasuries. As the market stabilizes and liquidity improves, municipal bond prices are likely to increase, which potentially could add value to your tax-exempt holdings beyond the attractive after-tax yields you may have received already. In the meantime, we are taking advantage of what appear to be compelling buying opportunities.

We understand that market volatility is hard on you. However, financial markets tend to overreact on both the upside and the downside. At some point, fundamental valuations and cooler heads will prevail. If you are confident about the future of our country and have a time horizon of three to five years, I believe you will find yourself well positioned.

Furthermore, tax-exempt securities -- which generally offer income free from federal income taxes and, in some cases, state income taxes -- may become more appealing if rising federal budget deficits force the federal government to raise income taxes and decrease deductions.

At USAA Investment Management Company, we continue to be pleased with the income distributions of your tax-exempt funds. We see potential for recovery in the share price of these portfolios as things return to historical norms.

From all of us here, thank you for your trust and confidence. We value your business and the opportunity to help you with your investment needs.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF CLIFF GLADSON]                         [PHOTO OF REGINA SHAFER]

CLIFF GLADSON, CFA                               REGINA SHAFER, CFA
USAA Investment                                  USAA Investment
Management Company                               Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO SEPTEMBER 30, 2008?

  Your USAA Tax Exempt Short-Term Fund provided a total return of 0.62% versus a return of 0.15% for the 63 funds in the Lipper Short Municipal Debt Funds Average. This compares to returns of 0.62% for the Lipper Short Municipal Debt Funds Index and -2.59% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.18%, compared to the Lipper category average of 3.23%.

o WHAT WERE THE MARKET CONDITIONS?

  Following a quarter-percent rate cut on April 30, the Federal Reserve Board (the Fed) adopted a wait-and-see attitude and held short-term interest rates at 2.00%. Fed governors appeared to be more concerned about inflation than weakening economic conditions.

  Although short-term rates are set by the Fed, the credit market controls longer-term rates. During the period, an imbalance in supply and demand determined the direction of yields in the

  Refer to pages 12 and 13 for benchmark definitions.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

  municipal bond market. The yield on three-year AAA general obligation (GO) bonds climbed 0.32% by the end of the period, while the yield on comparable 15-year bonds was up 0.53%.

  Uncertainty about the value of subprime mortgage securities and the financial institutions that owned them sent many investors into the relative safety of U.S. Treasury securities, a flight to quality that came at the expense of all other fixed-income classes. As a result, the before- and after-tax yields of municipal bonds became a bargain relative to Treasuries. Forced selling by large institutional investors, such as banks, insurance companies, and brokerage firms, also depressed prices. (Bond prices and yields move in opposite directions.) As these institutions liquidated their municipal holdings to raise cash, supply flooded the market.

  Overall,   municipal  credit  quality  remained  stable  as  state  and  local governments continued to exercise fiscal constraint in response to weak economic conditions and declining tax revenues.

o HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

  Although the Fund experienced no credit problems and had no exposure to the subprime market, the flight to quality and the imbalance in supply and demand affected its share price. We sought to manage the volatility with variable-rate demand notes (VRDNs). The VRDNs that the Fund owns possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. Given their exceptionally strong yields during the reporting period, they also added to the income the Fund produced.

o WHAT OTHER STRATEGIES DID YOU EMPLOY?

  We took advantage of low prices to purchase a number of solid investment-grade municipal securities, which added to the Fund's dividend distribution yield.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  As always, our experienced research team carefully analyzes and continually monitors every bond in your Fund. We do not rely on credit agencies or bond insurers to do our credit work. We selectively choose issues with coupons and structures that have the potential to contribute to the Fund's dividend yield through an entire interest-rate cycle. With more than 150 issuers, your portfolio is well-diversified geographically and by economic sector.

  To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals (AMT).

o WHAT IS YOUR OUTLOOK?

  An eroding economic outlook may force the Fed to lower short-term rates before year-end. Furthermore, we do not expect renewed growth until the housing market stabilizes. Nonetheless, most municipalities remain on solid ground, having added to their financial reserves earlier in the decade when the economy was growing. Many are preparing for possible budgetary shortfalls by reducing expenses. If necessary, they also may use their taxing power to raise revenue.

  The supply and demand imbalance in the tax-exempt market is likely to continue so long as investors favor Treasuries above other fixed-income securities. This should keep municipals attractive relative to both Treasuries/taxable issues and provide us with additional opportunities to seek to improve the Fund's long-term dividend yield, which is the largest contributor to your Fund's long-term total return (see dividend return information on page 10).

  As this yield advantage moves back toward the historical average, we expect a rebound in bond prices and less day-to-day volatility in the Fund's share price. Municipals also should become more attractive to investors as the economic downturn continues and circumstances force federal and municipal governments to raise taxes.

  We will continue working hard in the months ahead to seek to increase the tax-exempt income of your Fund. Thank you for your confidence in us.

================================================================================

6  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

FUND RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 132 municipal national short-term bond funds
                    for the period ended September 30, 2008:

                                 OVERALL RATING
                                    * * * * *

                                     3-YEAR
                                    * * * * *
                                out of 132 funds

                                     5-YEAR
                                    * * * * *
                                out of 120 funds

                                     10-YEAR
                                     * * * *
                                 out of 68 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                            LIPPER LEADERS (OVERALL)

          [5] [5] [5] TOTAL RETURN CONSISTENT PRESERVATION
                                     RETURN

The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 54 funds within the Lipper Short Municipal Debt Funds category and for Preservation of 4,125 fixed-income funds, for the overall period ended September 30, 2008. The Fund received a Lipper Leader rating for Total Return among 48 and 26 funds for the five- and 10-year periods, respectively, and a score of 4 among 54 funds for the three-year period. The Fund received a Lipper Leader rating for Consistent Return among 26 funds for the 10-year period and a score of 4 among 54 and 48 funds for the three- and five-year periods, respectively. The Fund received a Lipper Leader rating for Preservation among 4,125, 3,662, and 2,377 fixed-income funds for the three-, five-, and 10-year periods, respectively.
Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2008. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of September 30, 2008. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of September 30, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, and Preservation metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1.* Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

*Effective November 7, 2007, the Lipper Leaders Rating System changed the numeric organization of its Lipper Leader classifications. While the formulas and underlying methodology remain the same, the highest 20% now are rated 5, or Lipper Leaders, and the lowest 20% are rated 1 for each measure. Previously, a rating of 5 was considered the lowest rating and 1 was considered the highest, or a Lipper Leader.

================================================================================

8  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND (Ticker Symbol: USSTX)

--------------------------------------------------------------------------------
                                              9/30/08                3/31/08
--------------------------------------------------------------------------------
Net Assets                               $1,116.6 Million       $1,020.5 Million
Net Asset Value Per Share                     $10.43                 $10.59

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                $0.436                 $0.409
Capital Gain Distributions Per Share            --                     --

--------------------------------------------------------------------------------
                                               9/30/08                3/31/08
--------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                            2.9 Years              2.8 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN                30-DAY SEC YIELD*         EXPENSE RATIO(+)
--------------------------------------------------------------------------------
    3/31/08 to 9/30/08                  As of 9/30/08                0.55%
          0.62%**                           4.61%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+)THE EXPENSE RATIO  REPRESENTS  THE TOTAL ANNUAL  OPERATING  EXPENSES,  BEFORE
   REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No  adjustment  has  been  made  for  taxes  payable  by  shareholders  on their
reinvested  net   investment   income   dividends  and  realized   capital  gain
distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2008

--------------------------------------------------------------------------------
                TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS            3.36%        =          3.71%          +        (0.35)%
5 YEARS             2.50%        =          3.36%          +        (0.86)%
1 YEAR              2.83%        =          4.15%          +        (1.32)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2008

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 TOTAL RETURN        DIVIDEND RETURN       CHANGE IN SHARE PRICE
9/30/1999           2.06%                 4.47%                   -2.41%
9/30/2000           4.51                  4.70                    -0.19
9/30/2001           6.89                  4.51                     2.38
9/30/2002           4.74                  3.63                     1.11
9/30/2003           2.97                  2.97                     0.00
9/30/2004           1.57                  2.49                    -0.92
9/30/2005           1.72                  2.92                    -1.20
9/30/2006           3.16                  3.54                    -0.38
9/30/2007           3.26                  3.73                    -0.47
9/30/2008           2.83                  4.15                    -1.32

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's Dividend Return for the periods ended 9/30/08, and assuming marginal federal tax
rates of:                             25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            3.71%              4.95%       5.15%       5.54%       5.71%
5 Years             3.36%              4.48%       4.67%       5.01%       5.17%
1 Year              4.15%              5.53%       5.76%       6.19%       6.38%

To match the Fund's closing 30-day SEC Yield of 4.61%, on 9/30/08,

A FULLY TAXABLE INVESTMENT MUST PAY:   6.15%       6.40%       6.88%       7.09%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2007 tax rates.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS         USAA TAX EXEMPT        LIPPER SHORT
                  MUNICIPAL BOND FUND          SHORT-TERM         MUNICIPAL DEBT
                        INDEX                     FUND             FUNDS INDEX
09/30/98              $10,000.00              $10,000.00            $10,000.00
10/31/98                9,999.79               10,027.72             10,037.15
11/30/98               10,034.83               10,048.75             10,058.97
12/31/98               10,060.12               10,087.58             10,095.75
01/31/99               10,179.73               10,132.33             10,149.13
02/28/99               10,135.37               10,140.47             10,162.17
03/31/99               10,149.25               10,152.83             10,181.76
04/30/99               10,174.54               10,190.75             10,209.74
05/31/99               10,115.67               10,187.49             10,215.25
06/30/99                9,970.15               10,142.84             10,188.80
07/31/99               10,006.43               10,178.73             10,224.54
08/31/99                9,926.20               10,178.17             10,231.01
09/30/99                9,930.35               10,206.01             10,258.49
10/31/99                9,822.76               10,202.51             10,265.28
11/30/99                9,927.24               10,252.98             10,300.95
12/31/99                9,853.23               10,253.27             10,305.09
01/31/00                9,810.32               10,244.07             10,312.00
02/29/00                9,924.34               10,292.03             10,347.30
03/31/00               10,141.17               10,360.59             10,396.59
04/30/00               10,081.26               10,368.20             10,410.73
05/31/00               10,028.82               10,383.87             10,428.08
06/30/00               10,294.57               10,494.85             10,506.48
07/31/00               10,437.81               10,575.36             10,568.88
08/31/00               10,598.67               10,646.80             10,627.18
09/30/00               10,543.53               10,666.50             10,651.80
10/31/00               10,658.58               10,719.99             10,698.35
11/30/00               10,739.22               10,761.41             10,735.19
12/31/00               11,004.56               10,871.66             10,814.13
01/31/01               11,113.60               10,985.03             10,906.89
02/28/01               11,148.84               11,025.19             10,943.47
03/31/01               11,248.76               11,084.35             10,998.42
04/30/01               11,126.87               11,064.45             11,007.73
05/31/01               11,246.68               11,146.51             11,079.75
06/30/01               11,321.93               11,206.29             11,123.34
07/31/01               11,489.64               11,289.02             11,184.64
08/31/01               11,678.90               11,378.74             11,257.11
09/30/01               11,639.72               11,401.53             11,283.33
10/31/01               11,778.40               11,460.95             11,334.14
11/30/01               11,679.11               11,434.29             11,323.69
12/31/01               11,568.62               11,425.78             11,332.05
01/31/02               11,769.28               11,502.66             11,396.03
02/28/02               11,911.07               11,579.80             11,452.33
03/31/02               11,677.66               11,484.50             11,387.80
04/30/02               11,905.89               11,604.37             11,471.72
05/31/02               11,978.24               11,640.96             11,509.34
06/30/02               12,104.89               11,715.20             11,566.45
07/31/02               12,260.57               11,791.50             11,621.62
08/31/02               12,407.96               11,858.86             11,665.47
09/30/02               12,679.73               11,944.07             11,714.17
10/31/02               12,469.53               11,867.42             11,659.38
11/30/02               12,417.70               11,889.78             11,685.81
12/31/02               12,679.73               11,997.66             11,770.88
01/31/03               12,647.60               12,017.75             11,796.50
02/28/03               12,824.42               12,102.49             11,857.00
03/31/03               12,832.09               12,109.00             11,849.18
04/30/03               12,916.88               12,138.63             11,875.06
05/31/03               13,219.32               12,236.11             11,943.24
06/30/03               13,163.14               12,240.66             11,954.06
07/31/03               12,702.53               12,132.61             11,904.43
08/31/03               12,797.26               12,171.41             11,932.11
09/30/03               13,173.51               12,298.36             12,010.37
10/31/03               13,107.17               12,291.79             12,003.80
11/30/03               13,243.78               12,327.17             12,021.88
12/31/03               13,353.44               12,354.00             12,038.58
01/31/04               13,429.93               12,391.13             12,071.52
02/29/04               13,632.05               12,472.21             12,117.33
03/31/04               13,584.58               12,439.89             12,103.33
04/30/04               13,262.85               12,341.29             12,040.46
05/31/04               13,214.76               12,319.95             12,025.01
06/30/04               13,262.85               12,333.79             12,036.95
07/31/04               13,437.40               12,394.20             12,082.35
08/31/04               13,706.68               12,476.57             12,149.40
09/30/04               13,779.44               12,491.28             12,158.03
10/31/04               13,898.01               12,518.84             12,182.08
11/30/04               13,783.38               12,488.36             12,151.53
12/31/04               13,951.70               12,541.22             12,196.16
01/31/05               14,082.09               12,556.18             12,197.49
02/28/05               14,035.24               12,550.08             12,196.67
03/31/05               13,946.73               12,532.89             12,192.63
04/30/05               14,166.67               12,577.47             12,220.61
05/31/05               14,266.79               12,610.25             12,248.84
06/30/05               14,355.31               12,654.75             12,293.19
07/31/05               14,290.42               12,651.79             12,296.13
08/31/05               14,434.70               12,696.62             12,332.42
09/30/05               14,337.48               12,708.43             12,349.39
10/31/05               14,250.42               12,704.45             12,349.61
11/30/05               14,318.82               12,726.36             12,370.28
12/31/05               14,441.96               12,763.88             12,409.05
01/31/06               14,480.93               12,797.17             12,442.01
02/28/06               14,578.15               12,832.55             12,469.51
03/31/06               14,477.61               12,836.09             12,473.05
04/30/06               14,472.64               12,847.54             12,491.63
05/31/06               14,537.11               12,886.81             12,535.18
06/30/06               14,482.38               12,904.55             12,541.76
07/31/06               14,654.65               12,966.46             12,592.27
08/31/06               14,872.10               13,043.17             12,657.77
09/30/06               14,975.54               13,108.71             12,706.58
10/31/06               15,069.45               13,147.13             12,738.95
11/30/06               15,195.07               13,198.81             12,779.32
12/31/06               15,141.38               13,216.31             12,796.12
01/31/07               15,102.61               13,215.83             12,806.72
02/28/07               15,301.62               13,292.57             12,864.48
03/31/07               15,263.89               13,321.91             12,892.72
04/30/07               15,309.08               13,361.29             12,925.72
05/31/07               15,241.29               13,352.11             12,944.77
06/30/07               15,162.31               13,357.93             12,942.48
07/31/07               15,279.85               13,410.28             12,988.56
08/31/07               15,213.93               13,431.07             13,005.81
09/30/07               15,439.06               13,534.50             13,069.61
10/31/07               15,507.88               13,565.10             13,103.67
11/30/07               15,606.76               13,636.60             13,144.84
12/31/07               15,650.08               13,655.02             13,185.02
01/31/08               15,847.43               13,842.09             13,322.79
02/29/08               15,121.89               13,695.13             13,165.72
03/31/08               15,554.11               13,831.93             13,214.83
04/30/08               15,736.11               13,853.16             13,240.77
05/31/08               15,831.26               13,902.90             13,294.79
06/30/08               15,652.57               13,884.26             13,272.21
07/31/08               15,712.07               13,960.76             13,345.55
08/31/08               15,895.94               14,064.98             13,409.15
09/30/08               15,150.50               13,917.33             13,296.23

                                   [END CHART]

      Data from 9/30/98 through 9/30/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund to the following benchmarks:

o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                                   LIPPER SHORT
                                  USAA TAX EXEMPT                 MUNICIPAL DEBT
                                  SHORT-TERM FUND                 FUNDS AVERAGE
9/30/1999                               4.55%                         3.90%
9/30/2000                               4.61                          4.20
9/30/2001                               4.29                          3.98
9/30/2002                               3.48                          2.99
9/30/2003                               2.92                          2.23
9/30/2004                               2.49                          2.02
9/30/2005                               2.93                          2.27
9/30/2006                               3.48                          2.80
9/30/2007                               3.69                          3.18
9/30/2008                               4.18                          3.23

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/99 to 9/30/08.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                         TOP 10 INDUSTRIES AS OF 9/30/08
                                (% of Net Assets)

              Electric Utilities....................    19.7%
              Hospital..............................    12.4%
              General Obligation....................     6.1%
              Special Assessment/Tax/Fee............     5.2%
              Electric/Gas Utilities................     4.9%
              Nursing/CCRC..........................     4.5%
              Multifamily Housing...................     4.3%
              Education.............................     3.8%
              Toll Roads............................     3.5%
              Specialty Chemicals...................     3.3%

 You will find a complete list of securities that the Fund owns on pages 15-26.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2008 o

                        [CHART OF PORTFOLIO RATINGS MIX]

A                                                                            36%
AA                                                                           13%
AAA                                                                           5%
BBB                                                                          25%
Securities with Short-Term Investment-Grade Ratings                          20%
Below Investment-Grade                                                        1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)
--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

  VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)  Principal  and interest  payments are insured by one of the  following:
         ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

         Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., La Salle National Bank, N.A., Landesbank Baden-Wurttemberg, or Landesbank Hessen-Thuringen.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Dauphin County, Pennsylvania, Government National Mortgage Assoc., or Texas Permanent School Fund.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA    Economic Development Authority
  EDC    Economic Development Corp.
  ETM    Escrowed to final maturity
  IDA    Industrial Development Authority/Agency
  IDB    Industrial Development Board
  ISD    Independent School District
  PRE    Prerefunded to a date prior to maturity
  USD    Unified School District

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (42.7%)
           ALABAMA (0.9%)
$   2,000  Mobile IDB                                           4.65%    12/01/2011  $    1,938
    1,165  Montgomery Medical Clinic Board                      4.50      3/01/2012       1,157
    1,265  Montgomery Medical Clinic Board                      4.50      3/01/2013       1,243
    1,200  Montgomery Medical Clinic Board                      4.50      3/01/2014       1,165
    2,480  Montgomery Medical Clinic Board                      4.50      3/01/2015       2,371
    2,595  Montgomery Medical Clinic Board                      4.50      3/01/2016       2,436
                                                                                     ----------
                                                                                         10,310
                                                                                     ----------
           ARIZONA (0.7%)
    1,495  Health Facilities Auth.                              4.00      4/01/2010       1,506
    1,350  Health Facilities Auth.                              4.00      4/01/2012       1,337
    1,010  Pinal County Correctional Facilities IDA (INS)       5.00     10/01/2010       1,016
    1,000  Pinal County Correctional Facilities IDA (INS)       5.25     10/01/2012         995
    1,000  Pinal County Correctional Facilities IDA (INS)       5.25     10/01/2013         987
    1,710  Pinal County Correctional Facilities IDA (INS)       5.25     10/01/2014       1,671
                                                                                     ----------
                                                                                          7,512
                                                                                     ----------
           ARKANSAS (0.1%)
      945  Springdale (INS)(PRE)                                4.00      7/01/2016         955
                                                                                     ----------
           CALIFORNIA (1.7%)
      500  Community Medical Centers Municipal Finance Auth.    5.00      2/01/2009         502
    5,000  Golden State Tobacco Securitization Corp.            5.00      6/01/2015       4,754
    7,000  Golden State Tobacco Securitization Corp.            5.00      6/01/2016       6,550
    3,000  Golden State Tobacco Securitization Corp.            5.00      6/01/2017       2,769
    2,000  Salinas USD (INS)                                    4.21(a)   6/01/2014       1,560
    1,000  Salinas USD (INS)                                    4.21(a)  10/01/2014         768
      860  Santa Rosa Rancheria Tachi Yokut Tribe(b)            4.50      3/01/2011         851
    1,750  Santa Rosa Rancheria Tachi Yokut Tribe(b)            4.88      3/01/2016       1,663
                                                                                     ----------
                                                                                         19,417
                                                                                     ----------
           COLORADO (1.6%)
      495  Beacon Point Metropolitan District
             (LOC - Compass Bank)                               4.38     12/01/2015         492
    1,250  Denver Health and Hospital Auth. (ETM)               5.25     12/01/2008       1,255
    1,000  Denver Health and Hospital Auth.                     5.00     12/01/2014         988
    1,000  Denver Health and Hospital Auth.                     5.00     12/01/2015         975
    1,475  Denver Health and Hospital Auth.                     5.00     12/01/2016       1,417
    2,000  Health Facilities Auth.                              5.00      6/01/2012       2,016
    1,335  Health Facilities Auth.                              5.00      6/01/2013       1,337

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
$   2,000  Health Facilities Auth.                              5.00%     6/01/2015  $    1,965
    2,000  Health Facilities Auth.                              5.00     11/15/2015       2,001
    3,000  Health Facilities Auth.                              5.00     11/15/2016       2,963
    2,035  High Plains Metropolitan District
             (LOC - Compass Bank)                               4.38     12/01/2015       2,021
                                                                                     ----------
                                                                                         17,430
                                                                                     ----------
           DISTRICT OF COLUMBIA (0.3%)
    4,200  Community Academy (INS)                              4.50      5/01/2017       3,519
                                                                                     ----------
           FLORIDA (1.5%)
    1,340  Clay County Dev. Auth.                               3.95      3/01/2011       1,361
   10,000  Hurricane Catastrophe Fund Finance Corp.             5.00      7/01/2014      10,059
    3,700  Jacksonville Economic Dev. Commission                4.00      3/01/2011       3,761
    2,000  Palm Beach County School Board (INS)                 5.00      8/01/2015       2,098
                                                                                     ----------
                                                                                         17,279
                                                                                     ----------
           GUAM (0.1%)
    1,000  Education Financing Foundation                       4.00     10/01/2013         971
      760  Education Financing Foundation                       5.00     10/01/2014         766
                                                                                     ----------
                                                                                          1,737
                                                                                     ----------
           ILLINOIS (2.7%)
    2,515  Chicago                                              6.13     12/01/2012       2,487
   20,000  Chicago Board of Education (INS)(c)                  4.50(a)  12/01/2009      19,324
    1,195  Health Facilities Auth. (INS)                        5.00      2/15/2009       1,206
      880  Housing Dev. Auth.                                   4.15      1/01/2014         877
      290  Housing Dev. Auth.                                   4.20      1/01/2014         290
      805  Housing Dev. Auth.                                   4.15      7/01/2014         801
    1,010  Housing Dev. Auth.                                   4.20      7/01/2015         999
      560  Housing Dev. Auth.                                   4.30      1/01/2016         550
      315  Housing Dev. Auth.                                   4.35      1/01/2016         310
    3,312  Pingree Grove                                        5.25      3/01/2015       3,101
                                                                                     ----------
                                                                                         29,945
                                                                                     ----------
           INDIANA (2.6%)
    2,060  Health and Educational Facility Auth.                5.00      2/15/2013       2,076
    3,000  Health Facility Financing Auth. (INS)                5.00     11/01/2009       3,070
   20,000  Jasper County (INS)                                  5.60     11/01/2016      19,731
    3,750  Port Commission                                      4.10      5/01/2012       3,753
                                                                                     ----------
                                                                                         28,630
                                                                                     ----------
           IOWA (1.0%)
   10,000  Finance Auth. (INS)                                  5.00      7/01/2014       9,838
    1,000  Lansing                                              3.60     11/01/2008         999
                                                                                     ----------
                                                                                         10,837
                                                                                     ----------

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           KANSAS (1.1%)
$   2,000  La Cygne (INS)                                       4.05%     3/01/2015  $    1,953
   11,250  Wyandotte County                                     4.75     12/01/2016      10,750
                                                                                     ----------
                                                                                         12,703
                                                                                     ----------
           MARYLAND (1.1%)
   10,000  Anne Arundel County                                  4.10      7/01/2014       9,884
    2,075  Health and Higher Education Facilities Auth.,
             acquired 3/05/2003, cost $2,650(d)                 5.00      2/01/2013       2,142
                                                                                     ----------
                                                                                         12,026
                                                                                     ----------
           MICHIGAN (0.9%)
    4,950  Dickinson County EDC                                 5.75      6/01/2016       4,708
    1,000  Hospital Finance Auth.(ETM)                          5.50     10/01/2008       1,000
    1,000  Hospital Finance Auth.                               5.00     11/15/2014       1,003
    1,000  Hospital Finance Auth.                               5.00     11/15/2015         992
    1,900  Wayne County (INS)                                   5.63      5/01/2011       1,961
                                                                                     ----------
                                                                                          9,664
                                                                                     ----------
           MINNESOTA (0.2%)
    1,000  Higher Education Facilities Auth.                    4.00      4/01/2015         967
      250  St. Paul Housing and Redevelopment Auth.             5.00      5/15/2013         250
      250  St. Paul Housing and Redevelopment Auth.             5.00      5/15/2014         249
      250  St. Paul Housing and Redevelopment Auth.             5.00      5/15/2015         246
      300  St. Paul Housing and Redevelopment Auth.             5.00      5/15/2016         291
      325  St. Paul Housing and Redevelopment Auth.             5.25      5/15/2017         315
                                                                                     ----------
                                                                                          2,318
                                                                                     ----------
           MISSISSIPPI (1.2%)
    1,500  Hospital Equipment and Facilities Auth.              5.00      8/15/2013       1,538
    2,280  Hospital Equipment and Facilities Auth.              5.00      8/15/2014       2,326
    4,330  Hospital Equipment and Facilities Auth.              5.00     12/01/2014       4,295
    1,000  Hospital Equipment and Facilities Auth.              5.00      8/15/2015       1,012
    2,000  Hospital Equipment and Facilities Auth.              5.00      8/15/2016       2,000
    2,645  Lafayette County (ETM)                               5.50      3/01/2009       2,674
                                                                                     ----------
                                                                                         13,845
                                                                                     ----------
           MISSOURI (1.8%)
    1,135  Cape Girardeau County IDA                            5.00      6/01/2014       1,123
    1,000  Cape Girardeau County IDA                            5.00      6/01/2017         947
    6,000  Environmental Improvement and Energy
             Resources Auth.                                    4.00      1/02/2012       5,867
    1,000  Fenton                                               4.00      4/01/2009       1,004
    2,440  Fenton                                               4.10      4/01/2010       2,465
    1,200  Fenton                                               5.00      4/01/2011       1,237

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
$   1,750  Fenton                                               5.00%     4/01/2012  $    1,804
    1,055  Joint Municipal Electric Utility Commission (INS)    5.00      1/01/2015       1,073
    5,500  Riverside IDA (INS)                                  4.50      5/01/2016       5,086
                                                                                     ----------
                                                                                         20,606
                                                                                     ----------
           NEBRASKA (0.3%)
      505  Investment Finance Auth.(INS)                        5.05     11/15/2008         506
    2,570  O'Neil                                               4.80      5/01/2009       2,595
                                                                                     ----------
                                                                                          3,101
                                                                                     ----------
           NEW JERSEY (3.3%)
    8,982  Bayonne                                              5.00     10/24/2008       8,981
    1,000  Bayonne Redevelopment Agency                         5.00      4/11/2009       1,007
    7,000  Jersey City Municipal Utilities Auth.                4.75     11/06/2008       7,003
    9,745  Tobacco Settlement Financing Corp.                   5.00      6/01/2014       9,399
    9,640  Transit Corp.                                        5.75      9/15/2014      10,143
                                                                                     ----------
                                                                                         36,533
                                                                                     ----------
           NEW MEXICO (0.5%)
    1,500  Jicarilla Apache Nation(b)                           5.00      9/01/2011       1,546
    1,850  Jicarilla Apache Nation(b)                           5.00      9/01/2013       1,914
    2,120  Sandoval County                                      4.00      6/01/2015       2,079
                                                                                     ----------
                                                                                          5,539
                                                                                     ----------
           NEW YORK (4.0%)
    1,000  Albany IDA                                           5.50     11/15/2012       1,029
    1,000  Albany IDA                                           5.50     11/15/2013       1,024
    3,500  Albany IDA                                           4.25     11/15/2014       3,361
    2,410  Albany IDA                                           5.00     11/15/2015       2,381
    5,000  Dormitory Auth. (INS)(ETM)                           5.50      7/01/2009       5,121
    1,000  Dormitory Auth.                                      5.00      7/01/2013         966
    3,710  Dormitory Auth.                                      5.00      7/01/2013       3,585
    3,010  Dormitory Auth.                                      5.00      7/01/2014       2,889
    3,145  Dormitory Auth.                                      5.00      7/01/2015       2,992
    4,095  Dormitory Auth.                                      5.00      7/01/2015       3,896
    2,000  Dormitory Auth.                                      4.00      8/15/2015       1,983
      720  Dormitory Auth.                                      4.00      2/15/2016         709
    3,295  Dormitory Auth.                                      5.00      7/01/2016       3,116
    3,640  East Rochester Housing Auth. (NBGA)                  3.75     12/20/2012       3,678
    2,500  Seneca Nation Indians Capital
             Improvements Auth.(b)                              5.25     12/01/2016       2,327
    5,095  Suffolk County IDA                                   4.30     11/01/2011       5,076
      875  Ulster County IDA (LOC - Manufacturers & Traders
             Trust Co.)                                         5.20     11/15/2009         888
                                                                                     ----------
                                                                                         45,021
                                                                                     ----------

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           NORTH CAROLINA (0.2%)
$   2,100  Medical Care Commission                              4.38%     7/01/2017  $    1,928
                                                                                     ----------
           OHIO (1.6%)
    3,750  American Municipal Power - Ohio, Inc.                5.00      2/01/2009       3,725
    7,500  American Municipal Power - Ohio, Inc.                5.00      2/01/2010       7,299
    4,500  Buckeye Tobacco Settlement Financing Auth.           5.00      6/01/2015       4,267
    1,240  Miami County                                         5.25      5/15/2011       1,260
    1,865  Miami County                                         5.25      5/15/2012       1,879
                                                                                     ----------
                                                                                         18,430
                                                                                     ----------
           OKLAHOMA (0.6%)
      935  Cherokee Nation (INS)(b)                             4.10     12/01/2011         913
    2,150  Cherokee Nation (INS)(b)                             4.30     12/01/2016       1,918
    1,685  Norman Regional Hospital Auth. (INS)                 5.00      9/01/2011       1,695
    1,000  Norman Regional Hospital Auth. (INS)                 5.00      9/01/2013         989
    1,090  Norman Regional Hospital Auth. (INS)                 5.00      9/01/2014       1,069
                                                                                     ----------
                                                                                          6,584
                                                                                     ----------
           PENNSYLVANIA (1.2%)
    1,000  Allegheny County Hospital Dev. Auth.                 5.00     11/15/2009         985
    9,750  Harrisburg Auth. (NBGA)(b)                           4.50(a)  12/15/2010       8,839
    1,500  Montgomery County IDA                                5.00     11/15/2016       1,434
    2,000  Montgomery County IDA                                5.00     11/15/2017       1,883
                                                                                     ----------
                                                                                         13,141
                                                                                     ----------
           PUERTO RICO (0.7%)
    7,500  Government Dev. Bank                                 5.00     12/01/2014       7,550
                                                                                     ----------
           SOUTH CAROLINA (1.6%)
    2,000  Berkeley County                                      4.88     10/01/2014       1,987
    2,125  Georgetown County                                    5.13      2/01/2012       2,077
    3,000  Jobs EDA (INS)                                       4.05      4/01/2013       2,884
    1,000  Lexington County Health Services District, Inc.      5.00     11/01/2014       1,010
    4,000  Richland County                                      4.60      9/01/2012       3,811
    1,485  SCAGO Educational Facilities Corp. (INS)             4.00     12/01/2016       1,324
    5,130  Tobacco Settlement Revenue Management Auth.          5.00      6/01/2018       4,924
                                                                                     ----------
                                                                                         18,017
                                                                                     ----------
           TEXAS (5.4%)
      870  Austin Higher Education Auth.                        4.80      8/01/2009         871
      465  Bexar County Health Facilities Dev. Corp.            5.00      7/01/2011         471
    1,335  Gregg County Health Facilities Dev. Corp.            5.00     10/01/2015       1,311
    2,105  Gregg County Health Facilities Dev. Corp.            5.00     10/01/2016       2,036
      190  Hidalgo County Health Services Corp.                 5.00      8/15/2010         193
    3,000  Houston ISD (NBGA)                                   4.55(a)   2/15/2009       2,969

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
$   1,280  Lewisville (INS)                                     5.00%     9/01/2010  $    1,287
    4,000  Lewisville ISD (NBGA)                                4.01(a)   8/15/2010       3,777
    3,000  Lewisville ISD (NBGA)                                4.07(a)   8/15/2011       2,724
      500  Midlothian Dev. Auth. (INS)                          5.00     11/15/2011         500
      760  Midlothian Dev. Auth. (INS)                          5.00     11/15/2012         751
      535  Midlothian Dev. Auth. (INS)                          5.00     11/15/2013         522
      560  Midlothian Dev. Auth. (INS)                          5.00     11/15/2014         539
      390  Midlothian Dev. Auth. (INS)                          5.00     11/15/2015         369
    4,160  North Texas Tollway Auth.                            4.13     11/19/2008       4,160
    1,220  Northwest ISD (NBGA)                                 4.01(a)   2/15/2013       1,033
    1,000  Northwest ISD (NBGA)                                 4.07(a)   2/15/2014         805
    1,000  San Leanna Education Facilities Corp.                5.00      6/01/2013       1,010
    1,585  San Leanna Education Facilities Corp.                5.00      6/01/2017       1,524
    1,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                      5.00      5/15/2011       1,009
    1,000  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.25     11/15/2011         962
    1,155  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.25     11/15/2012       1,100
    1,220  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.00     11/15/2013       1,220
    1,100  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.25     11/15/2013       1,034
    1,265  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.25     11/15/2014       1,169
    1,470  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.00      5/15/2015       1,417
    1,250  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.75     11/15/2015       1,193
    1,000  Tarrant County Cultural Education
             Facilities Finance Corp.                           5.00     11/15/2017         951
    3,635  Titus County Fresh Water Supply District No. 1       4.50      7/01/2011       3,603
    2,810  Tyler Health Facilities Dev. Corp.                   5.00     11/01/2013       2,770
    4,575  Tyler Health Facilities Dev. Corp.                   5.00     11/01/2014       4,459
    3,360  Tyler Health Facilities Dev. Corp.                   5.00     11/01/2015       3,225
    6,155  Tyler Health Facilities Dev. Corp.                   5.25     11/01/2016       5,899
    1,225  Wylie ISD (NBGA)(ETM)                                4.50(a)   8/15/2009       1,196
    2,155  Wylie ISD (NBGA)                                     4.50(a)   8/15/2009       2,105
                                                                                     ----------
                                                                                         60,164
                                                                                     ----------
           UTAH (1.7%)
   18,470  Jordanelle Special Service District, acquired
             6/15/2007, cost $18,470(d)                         4.58      6/20/2009      18,621
                                                                                     ----------

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           VIRGINIA (2.1%)
$  18,665  Chesapeake Port Facility IDA(c)                      3.90%     3/01/2013  $   18,387
    5,655  Marquis Community Dev. Auth.                         5.10      9/01/2013       5,465
                                                                                     ----------
                                                                                         23,852
                                                                                     ----------
           Total Fixed-Rate Instruments (cost: $490,730)                                477,214
                                                                                     ----------
           PUT BONDS (24.7%)
           ALABAMA (0.5%)
    5,500  East Alabama Health Care Auth.                       5.00      9/01/2033       5,406
                                                                                     ----------
           ARIZONA (1.9%)
   10,000  Maricopa County                                      2.90      6/01/2035       9,966
   11,000  Maricopa County                                      4.00      1/01/2038      10,953
                                                                                     ----------
                                                                                         20,919
                                                                                     ----------
           CALIFORNIA (2.0%)
      245  Health Facilities Financing Auth. (PRE)              4.45      7/01/2026         255
    2,755  Health Facilities Financing Auth.                    4.45      7/01/2026       2,794
    5,000  Statewide Communities Dev. Auth. (INS)               4.10      4/01/2028       4,837
    5,775  Statewide Communities Dev. Auth.                     3.85     11/01/2029       5,775
    8,500  Statewide Communities Dev. Auth.                     3.45      4/01/2035       8,474
                                                                                     ----------
                                                                                         22,135
                                                                                     ----------
           COLORADO (1.0%)
    8,000  E-470 Public Highway Auth. (INS)                     5.00      9/01/2039       8,146
    3,000  Health Facilities Auth.                              3.75      6/01/2034       3,004
                                                                                     ----------
                                                                                         11,150
                                                                                     ----------
           FLORIDA (2.3%)
    7,500  Highlands County Health Facilities Auth.             5.00     11/15/2029       7,575
    5,000  Highlands County Health Facilities Auth.             3.95     11/15/2032       4,896
    7,610  Hillsborough County IDA (INS)                        5.00     12/01/2034       7,696
    3,250  Miami Dade County Health Facilities Auth. (INS)      4.55      8/01/2046       3,198
    2,500  Univ. Athletic Association, Inc. (LOC - SunTrust
             Bank)                                              2.80     10/01/2031       2,500
                                                                                     ----------
                                                                                         25,865
                                                                                     ----------
           ILLINOIS (3.4%)
    8,000  Dev. Finance Auth.                                   3.75      2/01/2033       7,827
    2,500  Educational Facilities Auth.                         4.05      7/01/2025       2,530
    1,250  Educational Facilities Auth.                         4.13      3/01/2030       1,209
    1,250  Educational Facilities Auth.                         4.13      3/01/2030       1,258
    1,550  Educational Facilities Auth.                         3.35      3/01/2034       1,554
   12,000  Educational Facilities Auth.                         3.65      3/01/2034      12,130
   10,000  Educational Facilities Auth.                         4.45      3/01/2034      10,030
    1,900  Educational Facilities Auth.                         3.90     11/01/2036       1,931
                                                                                     ----------
                                                                                         38,469
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           IOWA (0.8%)
$   8,500  Chillicothe                                          3.60%    11/01/2023  $    8,494
                                                                                     ----------
           LOUISIANA (0.9%)
   10,000  Offshore Terminal Auth.                              4.30     10/01/2037      10,224
                                                                                     ----------
           MISSOURI (0.3%)
    4,000  Bi-State Dev. Agency (LOC - JPMorgan
             Chase Bank, N.A.)                                  3.95     10/01/2035       4,011
                                                                                     ----------
           NEVADA (0.4%)
    4,835  Clark County                                         5.45      3/01/2038       4,740
                                                                                     ----------
           NEW MEXICO (0.6%)
    6,500  Farmington (INS)                                     4.00      6/01/2032       6,358
                                                                                     ----------
           NEW YORK (0.9%)
    1,925  Amherst IDA (INS)                                    4.20     10/01/2031       1,910
    1,100  Brookhaven IDA (LOC - Capital One Bank)              4.25     11/01/2037       1,106
    7,000  Hempstead                                            5.00     12/01/2010       6,914
                                                                                     ----------
                                                                                          9,930
                                                                                     ----------
           TEXAS (6.0%)
   17,500  Matagorda County Navigation District No. 1           5.13      6/01/2030      17,627
   12,000  North Texas Tollway Auth.                            5.75      1/01/2038      12,350
   15,000  North Texas Tollway Auth.                            5.00      1/01/2042      14,829
    9,760  Northside ISD (NBGA)(c)                              4.10      6/01/2035       9,907
   12,000  Red River Education Finance Corp.                    2.75      3/01/2031      12,015
                                                                                     ----------
                                                                                         66,728
                                                                                     ----------
           VIRGINIA (0.5%)
    5,300  Peninsula Ports Auth.(e)                             5.00     10/01/2033       5,300
                                                                                     ----------
           WEST VIRGINIA (0.6%)
    7,000  EDA                                                  4.85      5/01/2019       6,822
                                                                                     ----------
           WYOMING (2.6%)
   15,000  Lincoln County                                       3.40      1/01/2016      15,105
   14,000  Sweetwater County                                    3.90     12/01/2014      13,909
                                                                                     ----------
                                                                                         29,014
                                                                                     ----------
           Total Put Bonds (cost: $276,550)                                             275,565
                                                                                     ----------
           PERIODIC AUCTION RESET BONDS (2.8%)
           ARIZONA (1.0%)
   11,500  Maricopa County IDA, acquired 6/08/2006,
             cost $11,500(d)                                    9.01      1/01/2039      11,500
                                                                                     ----------

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           CALIFORNIA (0.7%)
$   7,850  Statewide Communities Dev. Auth. (INS)                7.40%    5/15/2029  $    7,850
                                                                                     ----------
           OKLAHOMA (1.1%)
   12,000  Tulsa County Industrial Auth., acquired
             7/20/2006 & 9/27/2006, cost $12,000(d)              2.91     1/01/2039      12,000
                                                                                     ----------
           Total Periodic Auction Reset Bonds (cost: $31,350)                            31,350
                                                                                     ----------
           VARIABLE-RATE DEMAND NOTES (22.6%)
           ALABAMA (3.3%)
   36,700  McIntosh IDB                                         12.00     7/01/2028      36,700
                                                                                     ----------
           FLORIDA (4.8%)
   15,000  Jacksonville                                          5.50     5/01/2029      15,000
   13,000  Jacksonville (LOC - Bank of America, N.A.)            5.50     8/15/2033      13,000
   25,000  Kissimmee Utility Auth. (LIQ)(INS)                    9.00    10/01/2018      25,000
    1,000  St. Lucie County                                      5.52     9/01/2028       1,000
                                                                                     ----------
                                                                                         54,000
                                                                                     ----------
           GEORGIA (0.8%)
    9,040  Atlanta (LIQ)(b)                                      5.15    11/01/2027       9,040
                                                                                     ----------
           IDAHO (1.8%)
   19,885  American Falls Reservoir District                    10.00     2/01/2025      19,885
                                                                                     ----------
           INDIANA (0.6%)
    6,965  Indianapolis Local Public Improvement
             Bond Bank (LIQ)(INS)                                8.00     2/01/2020       6,965
                                                                                     ----------
           MICHIGAN (1.8%)
   20,000  Housing Dev. Auth. (LIQ)(INS)                         8.50     4/01/2019      20,000
                                                                                     ----------
           MISSOURI (0.2%)
    2,100  Health and Educational Facilities Auth.
             (LOC - Bank of America, N.A.)                       5.55     7/01/2029       2,100
                                                                                     ----------
           NEW YORK (3.0%)
   19,000  Dormitory Auth. (LIQ)(INS)                            8.50     2/15/2031      19,000
   12,000  Long Island Power Auth. (LIQ)(b)                      5.82     5/01/2033      12,000
    2,200  New York City Trust for Cultural Resources
             (LIQ)(INS)                                          9.50     4/01/2021       2,200
                                                                                     ----------
                                                                                         33,200
                                                                                     ----------
           NORTH CAROLINA (0.5%)
    5,480  Medical Care Commission (LIQ)(INS)                    7.00    11/15/2009       5,480
                                                                                     ----------
           OHIO (0.3%)
    2,700  Air Quality Dev. Auth. (LOC - Barclays Bank plc)      5.50     7/01/2019       2,700
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                         COUPON      FINAL          VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
-----------------------------------------------------------------------------------------------
           PENNSYLVANIA (2.9%)
$   9,100  Berks County IDA (NBGA)                              4.60%     7/01/2016  $    9,100
   13,705  Lancaster (LIQ)(b)                                   4.41      5/01/2015      13,705
   10,000  Montgomery County IDA (LOC - Citizens
             Bank of Pennsylvania)                              6.25      3/15/2037      10,000
                                                                                     ----------
                                                                                         32,805
                                                                                     ----------
           SOUTH DAKOTA (0.9%)
   10,400  Grant County                                         8.91     12/01/2012      10,400
                                                                                     ----------
           VIRGINIA (0.3%)
    3,800  Richmond IDA Educational Facilities
             (LOC - SunTrust Bank)                              5.25     12/01/2031       3,800
                                                                                     ----------
           WYOMING (1.4%)
    5,985  Converse County                                      9.70     12/01/2020       5,985
    9,335  Sweetwater County                                    9.70     12/01/2020       9,335
                                                                                     ----------
                                                                                         15,320
                                                                                     ----------
           Total Variable-Rate Demand Notes (cost: $252,395)                            252,395
                                                                                     ----------
           TOTAL INVESTMENTS (COST: $1,051,025)                                      $1,036,524
                                                                                     ==========

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)
--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The  portfolio  of  investments   category  percentages  shown  represent  the
  percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) At September 30, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2008, was $44,263,000, which represented 4.0% of the Fund's net assets.

  (e) At September 30, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $5,300,000.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2008 (unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,051,025)    $1,036,524
  Cash                                                                       59
  Receivables:
    Capital shares sold                                                   1,525
    Interest                                                             11,347
    Securities sold                                                      76,054
                                                                     ----------
      Total assets                                                    1,125,509
                                                                     ----------
LIABILITIES
  Payables:
    Securities purchased                                                  5,300
    Capital shares redeemed                                               2,430
    Dividends on capital shares                                             840
  Accrued management fees                                                   304
  Accrued transfer agent's fees                                               6
  Other accrued expenses and payables                                         2
                                                                     ----------
      Total liabilities                                                   8,882
                                                                     ----------
        Net assets applicable to capital shares outstanding          $1,116,627
                                                                     ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $1,134,772
  Overdistribution of net investment income                                  (4)
  Accumulated net realized loss on investments                           (3,640)
  Net unrealized depreciation of investments                            (14,501)
                                                                     ----------
        Net assets applicable to capital shares outstanding          $1,116,627
                                                                     ==========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                            107,022
                                                                     ==========
  Net asset value, redemption price, and offering price per share    $    10.43
                                                                     ==========

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                      $ 26,004
                                                                       --------
EXPENSES
  Management fees                                                         1,781
  Administration and servicing fees                                         807
  Transfer agent's fees                                                     263
  Custody and accounting fees                                                84
  Postage                                                                    10
  Shareholder reporting fees                                                  3
  Trustees' fees                                                              6
  Registration fees                                                          26
  Professional fees                                                          29
  Other                                                                      11
                                                                       --------
    Total expenses                                                        3,020
  Expenses paid indirectly                                                   (2)
                                                                       --------
    Net expenses                                                          3,018
                                                                       --------
NET INVESTMENT INCOME                                                    22,986
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                         222
  Change in net unrealized appreciation/depreciation                    (16,812)
                                                                       --------
    Net realized and unrealized loss                                    (16,590)
                                                                       --------
  Increase in net assets resulting from operations                     $  6,396
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited), and year ended March 31, 2008
--------------------------------------------------------------------------------

                                                                  9/30/2008        3/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $   22,986       $   39,602
  Net realized gain on investments                                      222              139
  Change in net unrealized appreciation/depreciation of
    investments                                                     (16,812)          (1,278)
                                                                 ---------------------------
    Increase in net assets resulting from operations                  6,396           38,463
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (22,959)         (39,678)
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         214,442          213,064
  Reinvested dividends                                               18,123           30,540
  Cost of shares redeemed                                          (119,880)        (288,564)
                                                                 ---------------------------
    Increase (decrease) in net assets from capital
      share transactions                                            112,685          (44,960)
                                                                 ---------------------------
  Capital contribution from USAA Transfer Agency Company                 --                1
                                                                 ---------------------------
  Net increase (decrease) in net assets                              96,122          (46,174)
NET ASSETS
  Beginning of period                                             1,020,505        1,066,679
                                                                 ---------------------------
  End of period                                                  $1,116,627       $1,020,505
                                                                 ===========================
Overdistribution of net investment income:
  End of period                                                  $       (4)      $      (31)
                                                                 ---------------------------
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        20,302           20,139
  Shares issued for dividends reinvested                              1,721            2,890
  Shares redeemed                                                   (11,360)         (27,297)
                                                                 ---------------------------
    Increase (decrease) in shares outstanding                        10,663           (4,268)
                                                                 ===========================

See accompanying notes to financial statements.

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

     1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

     2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

     3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors
         considered  in  determining  the  fair  value  of  securities   include
         fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

     transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level  1  --  inputs  to  the  valuation   methodology  are  quoted  prices
     (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

     VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
     ---------------------------------------------------------------------------
     Level 1 -- Quoted Prices                                $           --
     Level 2 -- Other Significant Observable Inputs           1,036,524,000
     Level 3 -- Significant Unobservable Inputs                          --
     ---------------------------------------------------------------------------
     Total                                                   $1,036,524,000
     ---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $5,300,000, of which none were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $2,000.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 2.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2008, the Fund had capital loss carryovers of $3,862,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 35

================================================================================

distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                    --------------------------------------
                    EXPIRES                       BALANCE
                    -------                     ----------
                     2009                       $   85,000
                     2012                          149,000
                     2013                          941,000
                     2014                          265,000
                     2015                        2,326,000
                     2016                           96,000
                                                ----------
                                        Total   $3,862,000
                                                ==========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of September 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2008, were $84,898,000 and $132,137,000, respectively.

As of September 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $2,408,000 and $16,909,000, respectively, resulting in net unrealized depreciation of $14,501,000.

(5)  TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 0.20% to 0.50%                  +/- 0.04%
     +/- 0.51% to 1.00%                  +/- 0.05%
     +/- 1.01% and greater               +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended September 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,781,000, which included a performance adjustment of $274,000 that increased the base management fee of 0.28% by 0.05%.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $807,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2008, the Fund reimbursed the Manager $8,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $263,000.

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6)  TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO       NET REALIZED
         SELLER                 PURCHASER           PURCHASER     GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Tax Exempt             USAA Tax Exempt
   Intermediate-Term Fund     Short-Term Fund      $15,429,000       $329,000

(8)  NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

40 | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                               SEPTEMBER 30,                                YEAR ENDED MARCH 31,
                               ------------------------------------------------------------------------------------------
                                     2008             2008           2007           2006             2005            2004
                               ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period         $    10.59       $    10.60     $    10.59     $    10.68       $    10.88      $    10.87
                               ------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income              .44              .41            .39            .34              .28             .28
   Net realized and
      unrealized gain (loss)         (.16)            (.01)           .01           (.09)            (.20)            .01
                               ------------------------------------------------------------------------------------------
Total from investment
   operations                         .28              .40            .40            .25              .08             .29
                               ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income             (.44)            (.41)          (.39)          (.34)            (.28)           (.28)
                               ------------------------------------------------------------------------------------------
Net asset value at end
   of period                   $    10.43       $    10.59     $    10.60     $    10.59       $    10.68      $    10.88
                               ==========================================================================================
Total return (%)*                     .62             3.84           3.79           2.40              .75            2.73
Net assets at end
   of period (000)             $1,116,627       $1,020,505     $1,066,679     $1,160,117       $1,282,834      $1,358,560
Ratios to average
   net assets:**
   Expenses (%)(b)                    .56(a)           .55            .55            .56              .55             .56
   Net investment income (%)         4.27(a)          3.86           3.64           3.22             2.60            2.60
Portfolio turnover (%)                 11               26             35             24                8              22

 *    Assumes  reinvestment  of all net investment  income and realized  capital gain  distributions,  if any, during the period.  Includes  adjustments in accordance with U.S.  generally accepted  accounting  principles and could differ from the Lipper reported return.
**    For the six-month period ended September 30, 2008, average net assets were $1,073,692,000.
(a)   Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)   Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                     (.00%)(+)        (.01%)         (.00%)(+)      (.01%)           (.00%)(+)       (.00%)(+)
     (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE         APRIL 1, 2008 -
                                   APRIL 1, 2008       SEPTEMBER 30, 2008     SEPTEMBER 30, 2008
                                   -------------------------------------------------------------
Actual                               $1,000.00             $1,006.20                 $2.82

Hypothetical
 (5% return before expenses)          1,000.00              1,022.26                  2.84

* Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.62% for the six-month period of April 1, 2008, through September 30, 2008.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

ADVISORY AGREEMENT

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and below the

================================================================================

46  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2007, in the top 30% of its performance universe for the three-year period ended December 31, 2007, and in the top 15% of its performance universe for the five-year period ended December 31, 2007.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide

================================================================================

                                                        ADVISORY AGREEMENT |  47

================================================================================

shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

48  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"
--------------------------------------------------------------------------------
OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
         (8722)                        activity, and fund prices; or exchange or
                                       redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                                    [LOGO OF
                                                                 RECYCLED PAPER]

================================================================================

--------------------------------------------------------------------------------

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                            U.S.
                                                                         Postage
                                                                         P A I D
                                                                            USAA
                                                                  --------------
  >>SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

--------------------------------------------------------------------------------

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
39592-1108                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11-20-2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11-20-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.